MERIDIAN FUND, INC.
April 4, 2011

To Our Shareholders:

Stocks posted impressive gains during the first quarter, in spite of troubling events in the Middle East and Japan. The S&P 500 gained 5.4%, the NASDAQ 4.8% and the Russell 2000 7.6%. The best performing sectors included energy, real estate investment and services and marine transportation. Airlines, recreational services and precious metals were among the worst performing groups. The yield on the ten-year Treasury bond increased from 3.30% to 3.45% during the first quarter.

The economy grew 2.4% in the fourth quarter of 2010 and growth is expected to continue through the balance of 2011. The economic news is mixed, but the most important indicators are positive. Job growth, during the past two months, has increased at the fastest pace since the recession began back in 2008. We added 216,000 jobs in March, driving the unemployment rate down to 8.8%, which is still unacceptable. Interest rates and the rate of inflation remain at acceptable levels, at least for the time being. Several concerns are apparent, however. The housing recovery has lost steam, consumer confidence has declined, gasoline and food price increases are pressuring consumer spending and the Federal Reserve is scheduled to discontinue “quantitative easing” at the end of June. Our outlook is for continued economic growth throughout 2011 and for interest rates and the rate of inflation to be modestly higher by year end.

Long-term investment results, history clearly shows, are improved by buying good companies or mutual funds consistently over an extended period of time. We welcome those new shareholders who joined the Meridian Funds during the quarter and appreciate the continued confidence of our existing shareholders.

Richard F. Aster, Jr.
Meridian Equity Income Fund® (MEIFX)

The Meridian Equity Income Fund’s net asset value per share at March 31, 2011 was $10.45. This represents an increase of 5.8% for the calendar year to date. The Fund’s total return and average annual compound rate of return since inception January 31, 2005 were 33% and 4.7%, respectively. At the close of the quarter, total net assets were $33,900,803 and were invested 5.2% in cash and other assets net of liabilities and 94.8% in stocks. There were 530 shareholders in the Equity Income Fund at the end of the quarter.

Our basic strategy remains unchanged. The Fund continues to seek to invest in companies with above-average dividend yields, strong financial returns and that have, in our opinion, the ability to grow dividends. The severe downturn in the economy and corporate profits resulted in dividend cuts for companies which previously were considered safe. Dividends for good companies, however, have stabilized and are beginning to grow again, as the economy improves. The Fund is diversified with 60 holdings representing 60 different industry groups. At the end of the March 2011 quarter, the portfolio’s average holding had a five-year average return on equity of 19.6% and an average dividend yield of 3.4%; both measures substantially higher than the average S&P 500 stock. The yield compares favorably also to the 3.5% yield on the ten-year Treasury bond. The average holding has a market capitalization of $34.2 billion, a debt ratio of 39.2% and earnings per share that are projected to increase 9.3% annually during the next several years. We believe these financial characteristics will lead to positive long-term returns for the Fund.

During the quarter we purchased shares of Carnival Cruise Lines, Kimco Realty, Mine Safety Appliances and Wal-Mart. We sold our positions in AGL Resources, J.C. Penney, Public Storage and Snap-On.

Bank of Hawaii, a long time holding, is the largest bank in Hawaii and offers a full range of financial services through its eighty-five branches, including retail and commercial savings and lending products as well as trust services and asset management. The Hawaiian economy could be hurt somewhat in the short run due to a temporary drop-off in Japanese tourism. BOH is conservatively run and survived the recent financial crisis without any government assistance and should benefit from the economic recovery. This is a quality bank with strong financial ratios, excellent returns and its valuation is supported by a 3.81% dividend yield which, in our opinion, will grow over the years.

Meridian Growth Fund® (MERDX)

The Meridian Growth Fund’s net asset value per share at March 31, 2011 was $47.36. This represents an increase of 6.2% for the calendar year to date. The Fund’s total return and average annual compound rate of return since inception August 1, 1984 were 2,519.2% and 13.0%, respectively. At the close of the quarter, total net assets were $2,489,912,840 and were invested 4.7% in cash, cash equivalents and other assets net of liabilities and 95.3% in stocks. There were 83,616 shareholders in the Growth Fund at the end of the quarter.

Our market outlook remains the same. As long as the economy and corporate profits continue to grow and interest rates and the rate of inflation remain in check, we believe the market will have positive returns. Valuations are higher than a year ago, but are not out-of-line with historical measures, particularly when we take into consideration the current levels of inflation and interest rates. We have made a few changes to the portfolio, but our basic focus remains the same. Our portfolio consists of small and medium-sized growth stocks which, for the most part, have good growth prospects and sound financial characteristics. The heaviest areas of concentration remain technology followed by retailers, industrial and energy companies.

During the quarter we purchased shares in East West Bancorp, Mohawk Industries, NetScout Systems, Open Text and SBA Communications. We sold our positions in American Tower, Cameco, Dionex and Netapp.

Willis Group, a long-time holding, is the third largest insurance broker in the world and is the recognized leader in providing specialized risk management services to various industries, including aerospace, marine, construction and energy. The insurance industry has experienced a difficult period during the past several years. Pricing has been soft and exposure units have declined. The global economic recovery should result in an improving business outlook. Natural disasters, such as the unfortunate earthquake in Japan, usually lead to higher rates. Willis has implemented cost savings initiatives over the past few years which should result in improving operating margins. The company has an experienced management team which has performed well in a difficult environment, gaining market share and increasing earnings. The shares sell at an attractive valuation and, in our opinion, offer a compelling risk, reward relationship.

The Meridian Growth Fund’s 2010 and long term performance have earned several recent accolades. – See In The News, below.

Meridian Value Fund® (MVALX)

The Meridian Value Fund’s net asset value per share at March 31, 2011 was $29.81. This represents an increase of 3.2% for the calendar year to date. The Fund’s total return and average annual compound rate of return since June 30, 1995 were 735.9% and 14.4%, respectively. The comparable period returns for the S&P 500 with dividends were 221.9% and 7.7%, respectively. At the close of the quarter, total net assets were $919,791,493 and were invested 6.1% in cash, cash equivalents and other assets net of liabilities and 93.9% in stocks. There were 42,127 shareholders in the Value Fund at the end of the quarter.

Our investment strategy remains unchanged. We continue to seek out-of-favor companies exemplified by an extended period of declining earnings. Over the past two years most earnings problems were related to poor economic conditions. During this period we invested in many high quality companies at attractive valuations. These are companies, in most cases, with leading and defensible market positions, high returns on invested capital, strong balance sheets and proven management teams. Many of these investments lagged the market during the strong rally off the 2009 market lows and continued to underperform in 2010 as the market favored smaller, higher growth companies. With some stability in the economy, we now see more companies that fit our strategy for traditional company-specific reasons. This is historically the strength of the Meridian Value Fund and should bode well for future performance. We hold 53 positions, representing 31 industry groups. We continue to invest in companies of all market capitalizations and our largest areas of concentration are technology, retail and transportation.

During the quarter we purchased shares of Aecon Group, General Cable, Bally Technologies, Cintas, EOG Resources, Flowserve, Heartland Payment Systems and Mobile Mini. We sold our positions in Arkansas Best, Acxiom, Franklin Resources, Cameco and The Travelers Companies.

We recently invested in EOG Resources, a leading North American oil and natural gas company with an attractive portfolio of diversified land-based properties. EOG suffered down earnings due to the commodity price declines in 2009. These weak earnings were prolonged and exacerbated by a large bet on natural gas that left the company particularly vulnerable to continued

weak gas prices, which have dramatically lagged the price of oil due to large increases in domestic gas supply. The company has embarked on an aggressive transformation by re-allocating investment capital from natural gas to oil producing properties. Oil and liquids should reach 69% of production in 2012, up from 41% in 2009. This shift should drive strong earnings improvement barring a significant decline in energy prices from current levels. EOG has a solid balance sheet and has historically been viewed as a conservative, well managed company and as such is a good fit for our traditional strategy of investing in good companies suffering temporary problems.

In The News

•	Meridian Growth Fund is listed in the Top Ten three and twenty years performance ranking for midsize-company funds. Kiplinger’s Mutual Funds 2011, Spring 2011

•	Meridian Growth Fund is included in Esther Pak’s “Small- and Mid-Cap Funds With Moats in the Making”. Morningstar.com article, March 10, 2011

•	Meridian Growth Fund is profiled in “This Kiplinger 25 Fund Continues Its Long, Winning Record”. Kiplinger.com article, March 23, 2011

•	Meridian Growth Fund is included in Todd Rosenbluth’s TRENDS & IDEAS article, “Mid-Cap Funds Offering Growth Potential and Dividend Support”. Standard & Poor’s MarketScope Advisor internet article, March 29, 2011

You can sign up for E-mail Alerts on our website at www.meridianfund.com. When you sign up for E-mail Alerts you will receive notification of news items, shareholder reports, SEC filings, and other information regarding the Meridian Funds.

Miscellaneous

The Meridian Funds are no-load and there are no transaction fees or commissions charged when you purchase shares directly through our transfer agent, BNY Mellon Investment Servicing (U.S.), Inc. This is a very cost-effective way to purchase shares of the Meridian Funds if you do not need the services of a broker-dealer or if you make multiple purchases.

The information provided in this report should not be considered investment advice or a recommendation to purchase or sell any particular security. There is no assurance that any securities discussed herein will remain in a particular Fund’s portfolio at the time you receive this report or that securities sold have not been repurchased. Securities discussed are presented as illustrations of companies that fit a particular Fund’s investment strategy and do not represent a Fund’s entire portfolio and in the aggregate may represent only a small percentage of a Fund’s portfolio holdings. It should not be assumed that any of the securities transactions or holdings discussed were or will prove to be profitable, or that investment decisions Fund management makes in the future will be profitable or will equal the investment performance of the securities discussed herein. Management’s views presented herein and any discussion of a particular Fund’s portfolio holdings or performance are as of March 31, 2011 and are subject to change without notice.

Meridian Equity Income Fund
Summary of Portfolio Holdings
March 31, 2011 (Unaudited)

Portfolio Holdings by Category (% of total net assets)
Insurance Brokers	1.7%	$586,229
Banking - Commercial	1.7	578,622
Diversified Financial Services	1.7	574,057
Industrial	1.7	571,698
Oil & Gas - Storage & Transportation	1.7	570,780
Commercial Printing	1.7	569,776
REITs - Diversified	1.7	562,671
Electrical Components & Equipment	1.7	561,137
Packaging	1.7	561,104
Energy	1.6	558,636
Apparel Retail	1.6	558,613
Trucking	1.6	556,600
Publishing	1.6	555,540
Health Care Technology	1.6	554,835
Health Care Products	1.6	553,831
Insurance - Multi-Line	1.6	551,790
Semiconductors	1.6	551,145
Chemicals - Diversified	1.6	549,700
Media - Broadcasting & Cable TV	1.6	549,318
Asset Management & Custody Banks	1.6	548,375
Independent Power Producers & Energy	1.6	547,888
Tobacco	1.6	547,517
Railroads	1.6	547,233
Distribution & Wholesale	1.6	546,322
Industrial Machinery	1.6	545,530
Electronic Equipment Manufacturing	1.6	545,104
Telecommunication Services - Integrated	1.6	541,008
Computer Hardware	1.6	539,879
Steel	1.6	538,434
Chemicals - Specialty	1.6	536,298
Air Freight & Logistics	1.6	536,219
Retail	1.6	535,995
Restaurants	1.6	532,630

Meridian Equity Income Fund
Summary of Portfolio Holdings (continued)
March 31, 2011 (Unaudited)

Pharmaceuticals	1.6%	$532,361
Apparel Accessories & Luxury Goods	1.6	532,062
Consumer Products	1.6	531,951
Banking - Regional Banks	1.6	531,179
Aerospace & Defense	1.6	530,640
Metal & Glass Containers	1.6	529,821
Household - Home Furnishings	1.6	529,813
Paper & Packaging	1.5	525,335
Construction & Engineering	1.5	524,381
Office Services & Supplies	1.5	521,507
IT Services & Data Processing	1.5	517,440
Soft Drinks	1.5	515,540
Environmental Facilities & Services	1.5	514,919
Software & Services	1.5	512,272
Leisure & Amusement	1.5	510,188
Banking - Thrifts & Mortgage Finance	1.5	508,200
Media	1.5	506,940
Insurance - Property & Casualty	1.5	506,538
Industrial Conglomerates	1.5	504,900
Home Improvement Retail	1.5	504,016
Electric Utilities	1.5	503,470
Health Care Equipment & Supplies	1.5	503,100
Diversified Capital Markets	1.5	502,228
Food & Meats - Packaged	1.5	501,760
Hypermarkets & Super Centers	1.5	495,256
Food Distributors	1.5	493,060
Personal Products	1.4	489,424
Cash & Other Assets, Less Liabilities	5.2	1,757,988

	100.0%	$33,900,803

Meridian Growth Fund
Summary of Portfolio Holdings
March 31, 2011 (Unaudited)

Portfolio Holdings by Category (% of total net assets)
Tech-Software	14.7%	$365,461,349
Retail	9.8	243,194,542
Technology	8.2	204,387,815
Energy	6.0	150,713,084
Insurance Brokers	5.2	128,537,745
Brokerage & Money Management	4.7	116,425,662
Banking - Commercial	4.4	108,787,092
Industrial Conglomerates	4.2	104,916,712
Industrial Services	3.8	93,880,011
Building Products	3.3	83,201,723
U.S. Government Obligations	3.2	79,990,800
Health Care Products	3.0	75,719,490
Distribution & Wholesale	2.8	70,537,760
Trucking	2.5	61,185,282
Chemicals - Specialty	2.2	55,488,096
Leisure & Amusement	2.2	55,053,218
Real Estate Management & Services	2.1	51,685,268
Cellular Communications	2.0	50,647,552
Electronic Equipment Manufacturing	2.0	50,156,571
Air Freight & Logistics	2.0	49,533,306
Consumer Services	2.0	49,111,181
Restaurants	2.0	48,702,064
Furniture & Fixtures	1.6	40,281,097
Health Care Information Services	1.5	37,366,536
Health Care Technology	1.1	28,756,728
Flooring & Carpets	1.0	25,071,500
Banking	0.5	12,672,772
Automotive Wholesale Services	0.5	12,262,390
Cash & Other Assets, Less Liabilities	1.5	36,185,494

	100.0%	$2,489,912,840

Meridian Value Fund
Summary of Portfolio Holdings
March 31, 2011 (Unaudited)

Portfolio Holdings by Category (% of total net assets)
Industrial Products	7.7%	$70,590,314
Retail	7.3	66,861,126
Energy	6.4	59,334,301
Technology	6.1	56,054,107
Leisure & Amusement	5.8	53,050,748
Diversified Financial Services	5.5	50,970,210
Industrial Services	5.3	49,154,915
Industrial	4.5	41,811,341
Banking	3.9	35,956,765
Tech-Software	3.7	34,409,463
Insurance Brokers	3.5	32,497,872
U.S. Government Obligations	3.3	29,996,550
Utilities	2.6	23,561,860
Household Appliances	2.5	23,094,134
Automotive Wholesale Services	2.5	23,075,750
Home Improvement Retail	2.5	22,887,275
Office Services & Supplies	2.3	21,091,692
Transportation	2.3	20,871,180
Railroads	2.1	19,420,175
Air Freight & Logistics	1.9	17,335,560
Agriculture	1.7	15,311,894
Brokerage & Money Management	1.6	14,828,135
Semiconductors	1.6	14,778,132
Trucking	1.6	14,551,972
REITs - Diversified	1.5	13,800,006
Environmental Facilities & Services	1.5	13,588,026
Aerospace & Defense	1.2	10,646,284
Health Care Products	1.1	10,138,280
Business Services	1.0	9,498,726
Pharmaceuticals	1.0	8,765,344
Metals	0.9	8,536,312
Storage	0.8	7,289,950
Cash & Other Assets, Less Liabilities	2.8	26,033,094

	100.0%	$919,791,493

Meridian Equity Income Fund
Schedule of Investments
March 31, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS - 94.8%

AEROSPACE & DEFENSE - 1.6%
Lockheed Martin Corp.	6,600	$530,640

AIR FREIGHT & LOGISTICS - 1.6%
United Parcel Service, Inc. Class B	7,215	536,219

APPAREL ACCESSORIES & LUXURY GOODS - 1.6%
VF Corp.	5,400	532,062

APPAREL RETAIL - 1.6%
American Eagle Outfitters, Inc.	35,155	558,613

ASSET MANAGEMENT & CUSTODY BANKS - 1.6%
Federated Investors, Inc. Class B	20,500	548,375

BANKING - COMMERCIAL - 1.7%
Bank of Hawaii Corp.	12,100	578,622

BANKING - REGIONAL BANKS - 1.6%
Cullen/Frost Bankers, Inc.	9,000	531,179

BANKING - THRIFTS & MORTGAGE FINANCE - 1.5%
Hudson City Bancorp, Inc.	52,500	508,200

CHEMICALS - DIVERSIFIED - 1.6%
EI du Pont de Nemours & Co.	10,000	549,700

CHEMICALS - SPECIALTY - 1.6%
RPM International, Inc.	22,600	536,298

COMMERCIAL PRINTING - 1.7%
R. R. Donnelley & Sons Co.	30,115	569,776

COMPUTER HARDWARE - 1.6%
Diebold, Inc.	15,225	539,879

CONSTRUCTION & ENGINEERING - 1.5%
Mine Safety Appliances Co.	14,300	524,381

CONSUMER PRODUCTS - 1.6%
Kimberly-Clark Corp.	8,150	531,951

DISTRIBUTION & WHOLESALE - 1.6%
Genuine Parts Co.	10,185	546,322

DIVERSIFIED CAPITAL MARKETS - 1.5%
NYSE Euronext	14,280	502,228

DIVERSIFIED FINANCIAL SERVICES - 1.7%
Broadridge Financial Solutions, Inc.	25,300	574,057

ELECTRICAL COMPONENTS & EQUIPMENT - 1.7%
Hubbell, Inc. Class B	7,900	561,137

ELECTRIC UTILITIES - 1.5%
PPL Corp.	19,900	503,470

ELECTRONIC EQUIPMENT MANUFACTURING - 1.6%
Molex, Inc.	21,700	545,104

ENERGY - 1.6%
Chevron Corp.	5,200	558,636

ENVIRONMENTAL FACILITIES & SERVICES - 1.5%
Waste Management, Inc.	13,790	514,919

FOOD DISTRIBUTORS - 1.5%
SYSCO Corp.	17,800	493,060

FOOD & MEATS - PACKAGED - 1.5%
Kraft Foods, Inc. Class A	16,000	501,760

Meridian Equity Income Fund
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

HEALTH CARE EQUIPMENT & SUPPLIES - 1.5%
Hillenbrand, Inc.	23,400	$503,100

HEALTH CARE PRODUCTS - 1.6%
Baxter International, Inc.	10,300	553,831

HEALTH CARE TECHNOLOGY - 1.6%
Medtronic, Inc.	14,100	554,835

HOME IMPROVEMENT RETAIL - 1.5%
Home Depot, Inc.	13,600	504,016

HOUSEHOLD - HOME FURNISHINGS - 1.6%
Leggett & Platt, Inc.	21,625	529,813

HYPERMARKETS & SUPER CENTERS - 1.5%
Wal-Mart Stores, Inc.	9,515	495,256

INDEPENDENT POWER PRODUCERS & ENERGY - 1.6%
Constellation Energy Group, Inc.	17,600	547,888

INDUSTRIAL - 1.7%
Harsco Corp.	16,200	571,698

INDUSTRIAL CONGLOMERATES - 1.5%
3M Co.	5,400	504,900

INDUSTRIAL MACHINERY - 1.6%
Eaton Corp.	9,840	545,530

INSURANCE BROKERS - 1.7%
Willis Group Holdings Plc (United Kingdom)	14,525	586,229

INSURANCE - MULTI-LINE - 1.6%
Chubb Corp.	9,000	551,790

INSURANCE - PROPERTY & CASUALTY - 1.5%
Mercury General Corp.	12,945	506,538

IT SERVICES & DATA PROCESSING - 1.5%
Paychex, Inc.	16,500	517,440

LEISURE & AMUSEMENT - 1.5%
Carnival Corp.	13,300	510,188

MEDIA - 1.5%
Time Warner, Inc.	14,200	506,940

MEDIA - BROADCASTING & CABLE TV - 1.6%
Time Warner Cable, Inc.	7,700	549,318

METAL & GLASS CONTAINERS - 1.6%
Greif, Inc. Class A	8,100	529,821

OFFICE SERVICES & SUPPLIES - 1.5%
Pitney Bowes, Inc.	20,300	521,507

OIL & GAS - STORAGE & TRANSPORTATION - 1.7%
Spectra Energy Corp.	21,000	570,780

PACKAGING - 1.7%
MeadWestvaco Corp.	18,500	561,104

PAPER & PACKAGING - 1.5%
Sonoco Products Co.	14,500	525,335

PERSONAL PRODUCTS - 1.4%
Avon Products, Inc.	18,100	489,424

PHARMACEUTICALS - 1.6%
Johnson & Johnson	8,985	532,361

Meridian Equity Income Fund
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

PUBLISHING - 1.6%
McGraw-Hill Cos., Inc. (The)	14,100	$555,540

RAILROADS - 1.6%
Norfolk Southern Corp.	7,900	547,233

REITS - DIVERSIFIED - 1.7%
Kimco Realty Corp. REIT	30,680	562,671

RESTAURANTS - 1.6%
McDonald’s Corp.	7,000	532,630

RETAIL - 1.6%
Mattel, Inc.	21,500	535,995

SEMICONDUCTORS - 1.6%
Microchip Technology, Inc.	14,500	551,145

SOFT DRINKS - 1.5%
Coca-Cola Co. (The)	7,770	515,540

SOFTWARE & SERVICES - 1.5%
Microsoft Corp.	20,200	512,272

STEEL - 1.6%
Nucor Corp.	11,700	538,434

TELECOMMUNICATION SERVICES - INTEGRATED - 1.6%
AT&T, Inc.	17,680	541,008

TOBACCO - 1.6%
Reynolds American, Inc.	15,410	547,517

TRUCKING - 1.6%
Ryder System, Inc.	11,000	556,600

TOTAL INVESTMENTS - 94.8% (Cost $28,399,236)		32,142,815

CASH AND OTHER ASSETS, LESS LIABILITIES - 5.2%		1,757,988

NET ASSETS - 100.0%		$33,900,803

REIT - Real Estate Investment Trust

See accompanying notes to Schedules of Investments.

Meridian Growth Fund
Schedule of Investments
March 31, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS - 95.3%

AIR FREIGHT & LOGISTICS - 2.0%
Expeditors International of Washington, Inc.	987,900	$49,533,306

AUTOMOTIVE WHOLESALE SERVICES - 0.5%
Copart, Inc.*	283,000	12,262,390

BANKING - 0.5%
CVB Financial Corp.	1,361,200	12,672,772

BANKING - COMMERCIAL - 4.4%
Bank of Hawaii Corp.	1,248,200	59,688,924
East West Bancorp, Inc.	2,235,800	49,098,168

		108,787,092

BROKERAGE & MONEY MANAGEMENT - 4.7%
Affiliated Managers Group, Inc.*	558,300	61,061,271
T. Rowe Price Group, Inc.	833,550	55,364,391

		116,425,662

BUILDING PRODUCTS - 3.3%
Lumber Liquidators Holdings, Inc.*	881,700	22,033,683
Valspar Corp.	1,564,400	61,168,040

		83,201,723

CELLULAR COMMUNICATIONS - 2.0%
SBA Communications Corp. Class A*	1,276,400	50,647,552

CHEMICALS - SPECIALTY - 2.2%
RPM International, Inc.	2,338,310	55,488,096

CONSUMER SERVICES - 2.0%
Rollins, Inc.	2,419,270	49,111,181

DISTRIBUTION & WHOLESALE - 2.8%
United Stationers, Inc.	544,900	38,715,145
Watsco, Inc.	456,500	31,822,615

		70,537,760

ELECTRONIC EQUIPMENT MANUFACTURING - 2.0%
AMETEK, Inc.	1,143,300	50,156,571

ENERGY - 6.0%
Continental Resources, Inc.*	525,500	37,557,485
Core Laboratories NV (Netherlands)	346,000	35,350,820
FMC Technologies, Inc.*	368,080	34,776,199
Noble Energy, Inc.	445,200	43,028,580

		150,713,084

FLOORING & CARPETS - 1.0%
Mohawk Industries, Inc.*	410,000	25,071,500

FURNITURE & FIXTURES - 1.6%
Herman Miller, Inc.	1,465,300	40,281,097

HEALTH CARE INFORMATION SERVICES - 1.5%
Cerner Corp.*	336,030	37,366,536

HEALTH CARE PRODUCTS - 3.0%
DENTSPLY International, Inc.	1,270,000	46,977,300
Edwards Lifesciences Corp.*	330,370	28,742,190

		75,719,490

HEALTH CARE TECHNOLOGY - 1.1%
IDEXX Laboratories, Inc.*	372,400	28,756,728

INDUSTRIAL CONGLOMERATES - 4.2%
Cooper Industries Plc	846,800	54,957,320
Pall Corp.	867,200	49,959,392

		104,916,712

Meridian Growth Fund
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

INDUSTRIAL SERVICES - 3.8%
Ritchie Bros. Auctioneers, Inc. (Canada)	1,243,600	$35,007,340
Waste Connections, Inc.	2,044,900	58,872,671

		93,880,011

INSURANCE BROKERS - 5.2%
Brown & Brown, Inc.	2,365,050	61,018,290
Willis Group Holdings Plc (United Kingdom)	1,672,930	67,519,455

		128,537,745

LEISURE & AMUSEMENT - 2.2%
Royal Caribbean Cruises, Ltd.*	1,334,300	55,053,218

REAL ESTATE MANAGEMENT & SERVICES - 2.1%
Jones Lang LaSalle, Inc.	518,200	51,685,268

RESTAURANTS - 2.0%
Cracker Barrel Old Country Store, Inc.	991,088	48,702,064

RETAIL - 9.8%
Bed Bath & Beyond, Inc.*	923,700	44,586,999
CarMax, Inc.*	732,950	23,527,695
Coach, Inc.	928,900	48,339,956
Family Dollar Stores, Inc.	457,300	23,468,636
Mattel, Inc.	2,134,700	53,218,071
PetSmart, Inc.	1,222,300	50,053,185

		243,194,542

TECHNOLOGY - 8.2%
Autodesk, Inc.*	1,123,500	49,557,585
Netscout Systems, Inc.*	974,600	26,626,072
Open Text Corp.* (Canada)	408,700	25,470,184
Trimble Navigation, Ltd.*	1,060,800	53,612,832
Zebra Technologies Corp. Class A*	1,251,813	49,121,142

		204,387,815

TECH-SOFTWARE - 14.7%
Advent Software, Inc.*	1,575,476	45,168,897
Blackbaud, Inc.	1,684,100	45,874,884
BMC Software, Inc.*	1,034,700	51,465,978
Citrix Systems, Inc.*	748,600	54,992,156
MICROS Systems, Inc.*	1,021,600	50,497,688
Nuance Communications, Inc.*	1,525,100	29,830,956
Solera Holdings, Inc.	952,900	48,693,190
Teradata Corp.*	768,000	38,937,600

		365,461,349

TRUCKING - 2.5%
J.B. Hunt Transport Services, Inc.	1,347,100	61,185,282

TOTAL COMMON STOCKS - 95.3% (Cost $1,721,932,363)		2,373,736,546

U.S. GOVERNMENT OBLIGATIONS - 3.2%
U.S. Treasury Bill @ .071%** due 06/09/11 (Face Value $80,000,000)		79,990,800

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $79,989,266)		79,990,800

TOTAL INVESTMENTS - 98.5% (Cost $1,801,921,629)		2,453,727,346

CASH AND OTHER ASSETS, LESS LIABILITIES - 1.5%		36,185,494

NET ASSETS - 100.0%		$2,489,912,840

*	Non-income producing securities

**	Annualized yield at date of purchase

See accompanying notes to Schedules of Investments.

Meridian Value Fund
Schedule of Investments
March 31, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS - 93.9%

AEROSPACE & DEFENSE - 1.2%
Orbital Sciences Corp.*	562,700	$10,646,284

AGRICULTURE - 1.7%
Monsanto Co.	211,900	15,311,894

AIR FREIGHT & LOGISTICS - 1.9%
UTi Worldwide, Inc.	856,500	17,335,560

AUTOMOTIVE WHOLESALE SERVICES - 2.5%
LKQ Corp.*	957,500	23,075,750

BANKING - 3.9%
CVB Financial Corp.	654,000	6,088,740
Northern Trust Corp.	136,300	6,917,225
Wells Fargo & Co.	724,000	22,950,800

		35,956,765

BROKERAGE & MONEY MANAGEMENT - 1.6%
TD Ameritrade Holding Corp.	710,500	14,828,135

BUSINESS SERVICES - 1.0%
Cintas Corp.	313,800	9,498,726

DIVERSIFIED FINANCIAL SERVICES - 5.5%
Broadridge Financial Solutions, Inc.	997,900	22,642,351
Equifax, Inc.	544,700	21,161,595
Heartland Payment Systems, Inc.	408,800	7,166,264

		50,970,210

ENERGY - 6.4%
Apache Corp.	77,500	10,146,300
EOG Resources, Inc.	216,700	25,681,117
Forest Oil Corp.*	252,300	9,544,509
Ultra Petroleum Corp.*	283,500	13,962,375

		59,334,301

ENVIRONMENTAL FACILITIES & SERVICES - 1.5%
Waste Management, Inc.	363,900	13,588,026

HEALTH CARE PRODUCTS - 1.1%
Gen-Probe, Inc.*	152,800	10,138,280

HOME IMPROVEMENT RETAIL - 2.5%
Sherwin-Williams Co. (The)	272,500	22,887,275

HOUSEHOLD APPLIANCES - 2.5%
Stanley Black & Decker, Inc.	301,490	23,094,134

INDUSTRIAL - 4.5%
Aecon Group, Inc. (Canada)	455,100	4,651,925
Curtiss-Wright Corp.	508,400	17,865,176
Flowserve Corp.	149,800	19,294,240

		41,811,341

INDUSTRIAL PRODUCTS - 7.7%
Cummins, Inc.	84,400	9,251,928
General Cable Corp.*	216,500	9,374,450
Lincoln Electric Holdings, Inc.	303,800	23,064,496
Sealed Air Corp.	1,084,000	28,899,440

		70,590,314

INDUSTRIAL SERVICES - 5.3%
Nalco Holdings Co.	521,200	14,233,972
Ritchie Bros. Auctioneers, Inc. (Canada)	425,700	11,983,455
W.W. Grainger, Inc.	166,600	22,937,488

		49,154,915

INSURANCE BROKERS - 3.5%
Willis Group Holdings Plc (United Kingdom)	805,200	32,497,872

LEISURE & AMUSEMENT - 5.8%
Bally Technologies, Inc.*	268,000	10,143,800
Carnival Corp.	580,500	22,267,980
Polaris Industries, Inc.	237,175	20,638,968

		53,050,748

Meridian Value Fund
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

METALS - 0.9%
Newmont Mining Corp.	156,400	$8,536,312

OFFICE SERVICES & SUPPLIES - 2.3%
Steelcase, Inc. Class A	1,853,400	21,091,692

PHARMACEUTICALS - 1.0%
BioMarin Pharmaceutical, Inc.*	348,800	8,765,344

RAILROADS - 2.1%
Union Pacific Corp.	197,500	19,420,175

REITS - DIVERSIFIED - 1.5%
Host Hotels & Resorts, Inc. REIT	783,646	13,800,006

RETAIL - 7.3%
Costco Wholesale Corp.	310,700	22,780,524
Kohl’s Corp.	410,600	21,778,224
Mattel, Inc.	894,600	22,302,378

		66,861,126

SEMICONDUCTORS - 1.6%
NVIDIA Corp.*	49,937	921,837
Power Integrations, Inc.	361,500	13,856,295

		14,778,132

STORAGE - 0.8%
Mobile Mini, Inc.*	303,495	7,289,950

TECHNOLOGY - 6.1%
Autodesk, Inc.*	509,300	22,465,223
eBay, Inc.*	342,700	10,637,408
Zebra Technologies Corp. Class A*	584,900	22,951,476

		56,054,107

TECH-SOFTWARE - 3.7%
Citrix Systems, Inc.*	325,050	23,878,173
Compuware Corp.*	911,800	10,531,290

		34,409,463

TRANSPORTATION - 2.3%
Alexander & Baldwin, Inc.	457,200	20,871,180

TRUCKING - 1.6%
Heartland Express, Inc.	828,700	14,551,972

UTILITIES - 2.6%
Hawaiian Electric Industries, Inc.	950,075	23,561,860

TOTAL COMMON STOCKS - 93.9% (Cost $647,242,682)		863,761,849

U.S. GOVERNMENT OBLIGATIONS - 3.3%
U.S. Treasury Bill @ .071%** due 06/09/11 (Face Value $30,000,000)		29,996,550

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $29,995,975)		29,996,550

TOTAL INVESTMENTS - 97.2% (Cost $677,238,657)		893,758,399

CASH AND OTHER ASSETS, LESS LIABILITIES - 2.8%		26,033,094

NET ASSETS - 100.0%		$919,791,493

REIT - Real Estate Investment Trust

*	Non-income producing securities

**	Annualized yield at date of purchase

See accompanying notes to Schedules of Investments.

Meridian Fund, Inc.
Notes to Schedules of Investments
March 31, 2011 (Unaudited)

1.	Investment Valuation: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by Aster Investment Management Company, Inc. under the guidelines established by, and under the general supervision and responsibility of, the Funds’ Board of Directors. Short-term debt securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term debt securities with 60 days or less to maturity are valued at amortized cost which approximates fair market value.

2.	Fair Value Measurements: As described in Note 1 above, the Funds utilize various methods to determine and measure the fair value of investment securities on a recurring basis. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 - quoted prices in active markets for identical securities;

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

Level 3 - significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund’s securities as of March 31, 2011 is as follows:

	Equity
Valuation Inputs	Income Fund	Growth Fund	Value Fund

Level 1 - Quoted Prices*	$32,142,815	$2,373,736,546	$863,761,849
Level 2 - Other Significant Observable Inputs**	—	79,990,800	29,996,550
Level 3 - Significant Unobservable Inputs	—	—	—

Total Market Value of Investments	$32,142,815	$2,453,727,346	$893,758,399

*	Level 1 investments are comprised of common stock with industry classifications as defined on the Schedule of Investments.

**	Level 2 investments are limited to U.S. Treasury Securities.

Meridian Fund, Inc.
Notes to Schedules of Investments (continued)
March 31, 2011 (Unaudited)

3.	Federal Income Tax Information: The aggregate cost of investments, unrealized appreciation and depreciation which are book figures that approximate federal income tax basis, were as follows:

		Aggregate	Aggregate
		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Aggregate Cost	Appreciation	Depreciation	Appreciation

Equity Income Fund	$28,399,236	$4,439,138	$(695,559)	$3,743,579
Growth Fund	1,801,921,629	656,472,928	(4,667,211)	651,805,717
Value Fund	677,238,657	217,869,857	(1,350,115)	216,519,742

MERIDIAN FUND, INC.

This report is submitted for
the information of shareholders of
Meridian Fund, Inc. It is not
authorized for distribution to
prospective investors unless
preceded or accompanied by an
effective prospectus.
Officers and Directors

RICHARD F. ASTER, JR.
President and Director

JOHN EMRICH

MICHAEL S. ERICKSON

JAMES B. GLAVIN

HERBERT C. KAY

RONALD ROTTER

MICHAEL STOLPER
Directors

GREGG B. KEELING
Chief Financial Officer
Treasurer and Secretary
Chief Compliance Officer

Custodian
THE BANK OF NEW YORK MELLON
New York, New York

Transfer Agent and Disbursing Agent
BNY MELLON INVESTMENT SERVICING (US) INC.
King of Prussia, Pennsylvania
(800) 446-6662

Counsel
GOODWIN PROCTER LLP
Washington, D.C.

Independent Registered Public Accounting Firm
PRICEWATERHOUSECOOPERS LLP
San Francisco, California

MERIDIAN EQUITY INCOME FUND®
MERIDIAN GROWTH FUND®
MERIDIAN VALUE FUND®

THIRD QUARTER REPORT

60 E. Sir Francis Drake Blvd.
Wood Island, Suite 306
Larkspur, CA 94939

www.meridianfund.com

Telephone (800) 446-6662

March 31, 2011